CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 135,562	$ 15,752,704
Inventories	108,623	90,769
Accounts receivable, net	16,679,694	15,873,498
Accounts receivables - related party		1,906,101
Other receivables, net	2,976,482	14,329,614
Prepayments, net	1,803,783	457,832
Assets related to discontinued operation		2,281,567
Total current assets	21,704,144	50,692,085
Non-current assets:
Operating lease, right-of-use asset	155,223	231,988
Prepayments	1,704,812	4,158,397
Property, plant and equipment, net	4,149,145	4,255,366
Intangible assets, net	6,916,107	14,252,575
Long-term investments	1,882,146	1,914,668
Deferred tax assets		119,127
Assets related to discontinued operation		67,054
Total non-current assets	14,807,433	24,999,175
Total assets	36,511,577	75,691,260
Current liabilities:
Short-term loans - banks	860,915	4,623,540
Current maturities of long-term loans - third party		14,117
Taxes payable	3,287,640	6,574,325
Accounts payable	959,198	211,566
Other payables and accrued liabilities	11,389,737	1,746,260
Other payables - related party	186,503	25,837
Operating lease liabilities - current	97,054	242,046
Customer deposits	1,500,677
Convertible bonds payable		739,189
Liability related to discontinued operation		2,058,917
Total current liabilities	18,281,724	16,235,797
Non-current liabilities:
Operating lease liability	62,057
Long-term loans banks	517,590	505,755
Total other liabilities	579,647	505,755
Total liabilities	18,861,371	16,741,552
Shareholder’s equity
Ordinary shares, $0.001 par value, 100,000,000 shares authorized, 53,823,831 shares issued and outstanding as of December 31, 2021 38,553,694 shares issued and outstanding as of December 31, 2020,	53,824	38,554
Additional paid-in capital	36,281,992	23,466,482
Statutory reserves	2,143,252	2,204,174
Retained earnings	(25,748,542)	31,387,398
Accumulated other comprehensive loss	2,459,256	1,741,696
Total Blue Hat Interactive Entertainment Technology shareholders’ equity	15,189,782	58,838,304
Non-controlling interests	2,460,424	111,404
Total Equity	17,650,206	58,949,708
Total liabilities and shareholders' equity	$ 36,511,577	$ 75,691,260